The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details)	Dec. 31, 2020	Dec. 31, 2019
Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.00%
Guatemala joint ventures
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	8.60%	9.50%
Honduras joint ventures
Disclosure of joint ventures [line items]
Discount rate applied to cash flow projections	9.00%	9.70%
Bottom of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections		1.10%
Top of range | Guatemala and Honduras Joint Ventures
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections		1.20%